LIABILITIES IN RESPECT OF IIA GRANTS (Schedule of Israeli Innovation Authority Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities In Respect Of Iia Grants Schedule Of Israeli Innovation Authority Grants Details
Balance as of January 1	$ 6,888	$ 7,303
Grants received	401	929
Royalties	(81)	(46)
Amounts carried to Profit or Loss	229	(1,298)	$ (474)
Balance as of Decmber 31	7,437	6,888	$ 7,303
Current maturities	(57)	(49)
Long term liabilities in respect of IIA grants	$ 7,380	$ 6,839